Document and Entity Information	Jun. 30, 2021
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2021
Entity Registrant Name	Virtus Event Opportunities Trust
Entity Central Index Key	0001572617
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 14, 2021
Document Effective Date	Dec. 14, 2021
Prospectus Date	Oct. 01, 2021
Virtus Westchester Credit Event Fund | Class I
Prospectus:
Trading Symbol	WCFIX
Virtus Westchester Credit Event Fund | Class A
Prospectus:
Trading Symbol	WCFRX